UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22608

                Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                           Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                   Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 270-7788

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

May 31, 2023
Virtus Global Multi-Sector Income Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Global Multi-Sector Income Fund
(“Global Multi-Sector Income Fund”)

MESSAGE TO SHAREHOLDERS
Dear Virtus Global Multi-Sector Income Fund Shareholder:
I am pleased to present this semiannual report, which reviews the performance of the Virtus Global Multi-Sector Income Fund for the six months ended May 31, 2023.
This report contains commentary from the portfolio management team at Newfleet Asset Management about the financial markets and the performance of the Fund’s investments.
During the fiscal six-month period, the market made an initial recovery from the volatility that characterized much of 2022. But several bank failures in March, as well as contentious debt ceiling negotiations in the U.S., led to renewed volatility. For the six months ended May 31, 2023, the Fund’s net asset value (“NAV”) returned 2.86%, including $0.48 in reinvested distributions, and its market price returned -1.54%. For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 1.99%.
While markets may be unpredictable in the short term, we believe most investors are best served by focusing on the long term. Please call our customer service team at 866-270-7788 if you have questions about your account or require assistance.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Trustee
Virtus Global Multi-Sector Income Fund
July 2023

Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2023
About the Fund:
Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying extensive credit research to capitalize on opportunities across undervalued areas of the global bond markets. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2023, the Fund’s leverage consisted of $45.4 million of borrowings made pursuant to a line of credit, which represented approximately 31% of the Fund’s total assets.
Manager Comments – Newfleet Asset Management (Newfleet)
Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary is provided by the respective portfolio team at Newfleet and covers the Fund’s portfolio for the six months ended May 31, 2023.
How did the markets perform during the Fund’s fiscal six-month period ended May 31, 2023?
So far, 2023 has been a year of transition. Global central banks seemed to be transitioning from tightening monetary policy to pausing and assessing the tightening already in the system. China was well on its way to transitioning from its strict zero-COVID policy toward greater normalcy. The global economy was transitioning toward a slower growth trajectory, while investors expected some major economies to transition to a mild recession. The world continued to hope for a peaceful transition in Eastern Europe as well. During most of the first quarter of 2023, financial markets behaved as if most of these transitions would be orderly, or perhaps even avoided in some cases. March proved to disrupt that narrative, however, as the rapid failures of three regional banks in the U.S. and the combination of a distressed Credit Suisse with UBS caused an increase in volatility and left investor confidence shaken. Policymakers responded forcefully and rapidly, but the economic impact remained unclear. During the middle of the second quarter of 2023, the market turned its focus to the looming debt ceiling issue and negotiations in Washington.
This backdrop provided challenges for the central bankers who were tasked with returning inflation to target while maintaining financial stability. During the reporting period, policymakers continued to tighten monetary policy, with both the Federal Reserve (the Fed) and the European Central Bank (ECB) raising interest rates into the second quarter of 2023. Fed and ECB members sought to separate the inflation fight from issues affecting stability through their rhetoric, and by introducing new programs to counter banking sector concerns while using the interest rate tool to combat inflation.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 7.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
Despite all the volatility during the period, financial markets demonstrated resilience, with most risk assets posting positive total returns for the six months. High yield bank loans, asset-backed securities, and corporate high yield securities generally outperformed on a total return basis, with emerging markets high yield posting the largest underperformance during the period. The inversion of the U.S. Treasury yield curve became more pronounced as the curve shifted higher on maturities of less than one year due to traders’ changing views about the monetary policy path and the looming deadline for an extension of the debt ceiling to avoid a U.S. default. An inverted yield curve occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile. During the six-month period, the yield on the one-month T-bill increased 1.23%, the yield on the one-year Treasury increased 0.46%, the yield on the five-year Treasury increased by 0.02%, the 10-year Treasury yield increased by 0.04%, and the 30-year Treasury yield moved 0.12% higher.
What factors affected the Fund’s performance during the fiscal six-month period?
For the fiscal six months ended May 31, 2023, the Fund’s net asset value (“NAV”) returned 2.86%. The Bloomberg Global Aggregate Bond Index, which serves as the Fund’s benchmark, returned 1.99%.
The Fund’s allocations to corporate high quality, corporate high yield, high yield bank loans, and asset-backed securities had a positive impact on performance. The allocation to non-agency residential mortgages over agency mortgages also positively impacted performance for the six-month period.
The Fund’s underweight to U.S. Treasury securities had a positive impact during the period.
The Fund’s allocation to emerging markets high yield and its underweight to non-U.S.-dollar securities were detractors during the period.
The Fund has a practice of seeking to maintain a specified level of monthly distributions to shareholders, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 7.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
Risk Considerations
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Management: The Fund is subject to management risk because it is an actively managed investment portfolio. Judgments by the Fund’s subadviser about the attractiveness and potential appreciation of an investment may prove to be inaccurate and may not produce the desired results.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Sanctions: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in a sanctioned country and throughout the world.  Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the Fund’s liquidity and performance.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Leveraged Loans: Leveraged loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Leveraged loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Leverage: When the Fund leverages it portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 7.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 7.

GLOBAL MULTI-SECTOR INCOME FUND
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2023
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments at May 31, 2023.
Asset Allocations
Corporate Bonds and Notes		48%
Energy	13%
Financials	11
Utilities	3
All Other Corporate Bonds and Notes	21
Foreign Government Securities		19
Asset-Backed Securities		10
Leveraged Loans		8
Mortgage-Backed Securities		7
U.S. Government Securities		4
Preferred Stocks		2
Other		2
Total		100%
Country Weightings
United States	57%
Mexico	6
Indonesia	3
Canada	3
Saudi Arabia	2
Netherlands	2
Turkey	2
Other	25
Total	100%

GLOBAL MULTI-SECTOR INCOME FUND
KEY INVESTMENT TERMS (Unaudited)
May 31, 2023
Bloomberg Global Aggregate Bond Index
The Bloomberg Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the Euro zone. The ECB was established as the core of the Eurosystem and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks of all 17 European Union Member States whether or not they have adopted the Euro.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.4%
U.S. Treasury Bonds
1.250%, 5/15/50	$ 3,265	$ 1,831
1.875%, 11/15/51	930	612
2.875%, 5/15/52	775	642
4.000%, 11/15/52	1,720	1,768
U.S. Treasury Notes
4.000%, 2/28/30	705	716
3.375%, 5/15/33	735	719
Total U.S. Government Securities (Identified Cost $7,854)		6,288

Municipal Bonds—2.3%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	700
Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	300	293
Illinois—0.8%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	763
New York—0.5%
Metropolitan Transportation Authority Bidding Group Series A 5.000%, 11/15/45	430	466
Total Municipal Bonds (Identified Cost $2,259)		2,222

Foreign Government Securities—28.0%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	845	518
144A 8.500%, 1/31/47(1)	715	360
	Par Value	Value

Foreign Government Securities—continued
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(2)(3)	$ 1,380	$ 115
China Government International Bond RegS 3.250%, 10/19/23(3)	525	521
Dominican Republic
144A 4.875%, 9/23/32(1)	1,565	1,310
144A 6.850%, 1/27/45(1)	615	543
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,265	1,171
Federative Republic of Brazil
6.000%, 10/20/33	715	701
4.750%, 1/14/50	365	264
Finance Department Government of Sharjah 144A 6.500%, 11/23/32(1)	300	305
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	585	595
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(1)	630	234
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	1,450	1,295
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	157
144A 5.500%, 12/11/42(1)	590	500
Mongolia Government International Bond
144A 3.500%, 7/7/27(1)	775	627
144A 8.650%, 1/19/28(1)	285	281
Oman Government International Bond 144A 7.375%, 10/28/32(1)	595	649
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Angola 144A 8.250%, 5/9/28(1)	$ 1,105	$ 982
Republic of Argentina 3.500%, 7/9/41(4)	1,570	402
Republic of Colombia
3.250%, 4/22/32	690	499
4.125%, 5/15/51	270	157
Republic of Guatemala
144A 5.250%, 8/10/29(1)	315	298
144A 3.700%, 10/7/33(1)	830	665
Republic of Indonesia
2.850%, 2/14/30	1,540	1,383
144A 4.350%, 1/8/27(1)	525	519
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	385	368
144A 6.125%, 6/15/33(1)	435	376
Republic of Kenya 144A 8.000%, 5/22/32(1)	510	410
Republic of Panama
3.298%, 1/19/33	615	514
3.870%, 7/23/60	850	551
Republic of Philippines 3.700%, 3/1/41	960	792
Republic of Poland 4.875%, 10/4/33	440	438
Republic of Serbia 144A 6.500%, 9/26/33(1)	300	291
Republic of South Africa
5.875%, 4/20/32	745	642
5.650%, 9/27/47	360	245
Republic of Turkey
7.625%, 4/26/29	1,175	1,071
9.125%, 7/13/30	735	704
4.875%, 4/16/43	935	575
Saudi Government International Bond
144A 3.625%, 3/4/28(1)	900	864
144A 5.500%, 10/25/32(1)	430	454
144A 4.875%, 7/18/33(1)	445	448
	Par Value	Value

Foreign Government Securities—continued
144A 4.500%, 10/26/46(1)	$ 780	$ 680
State of Israel 2.750%, 7/3/30	480	426
State of Qatar
144A 3.750%, 4/16/30(1)	450	437
144A 4.400%, 4/16/50(1)	365	330
United Mexican States
2.659%, 5/24/31	310	258
6.350%, 2/9/35	300	316
6.338%, 5/4/53	1,177	1,179
Total Foreign Government Securities (Identified Cost $33,020)		27,420

Mortgage-Backed Securities—9.9%
Agency—1.4%
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	953	940
Pool #MA4785 5.000%, 10/1/52	477	470
		1,410

Non-Agency—8.5%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(1)	770	754
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(1)(4)	87	82
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	365	364
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.957%, 4/15/37(1)(4)	270	262
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(1)(4)	515	436
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	$ 88	$ 79
2016-SH2, M2 144A 3.738%, 12/25/45(1)(4)	223	196
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	348	324
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	364	355
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(4)	40	36
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	475	428
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	774	654
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.548%, 8/15/39(1)(4)	435	435
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.774%, 10/25/29(1)(4)	163	144
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(1)(4)	339	285
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	206
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	174	159
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	503	475
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	48	46
	Par Value	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	$ 150	$ 143
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(1)(4)	321	304
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	81	69
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	51	41
Towd Point Mortgage Trust
2016-4, B1 144A 3.946%, 7/25/56(1)(4)	260	241
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	265	251
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	215	190
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	150	135
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	500	492
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	247	230
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	167	155
Verus Securitization Trust 2022-4, A1 144A 4.474%, 4/25/67(1)(4)	317	305
		8,276
Total Mortgage-Backed Securities (Identified Cost $10,276)		9,686

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—14.7%
Automobiles—6.6%
ACC Trust 2022-1, C 144A 3.240%, 10/20/25(1)	$ 545	$ 524
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	46	46
Avid Automobile Receivables Trust 2019-1, D 144A 4.030%, 7/15/26(1)	390	387
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	480	445
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	440	403
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	450	448
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(1)	48	48
GLS Auto Receivables Issuer Trust
2020-3A, D 144A 2.270%, 5/15/26(1)	480	467
2020-3A, E 144A 4.310%, 7/15/27(1)	550	529
2023-1A, B 144A 6.190%, 6/15/27(1)	439	441
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	470	422
2023-2A, D 144A 6.300%, 2/15/31(1)	365	363
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	900	867
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	320	309
	Par Value	Value

Automobiles—continued
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	$ 368	$ 368
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	430	430
		6,497

Credit Card—1.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	480	449
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	605	602
		1,051

Other—7.0%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	475	418
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	55	54
2020-AA, D 144A 7.150%, 7/17/46(1)	400	342
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	467	409
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	102	97
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	342	309
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	385	384
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	$ 480	$ 435
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	348	322
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	480	418
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	480	461
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	363	362
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	134	134
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(1)	506	480
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	516	495
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	190	165
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	295	263
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	314	272
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	585	554
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	534	445
		6,819
Total Asset-Backed Securities (Identified Cost $15,062)		14,367
	Par Value	Value

Corporate Bonds and Notes—69.6%
Communication Services—4.2%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 185	$ 92
Altice France S.A.
144A 5.125%, 7/15/29(1)	265	189
144A 5.500%, 10/15/29(1)	185	134
CSC Holdings LLC
5.250%, 6/1/24	145	134
144A 7.500%, 4/1/28(1)	295	160
CT Trust 144A 5.125%, 2/3/32(1)	550	430
DISH DBS Corp.
5.875%, 11/15/24	180	154
7.750%, 7/1/26	170	98
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	325	268
Grupo Televisa SAB 4.625%, 1/30/26	525	511
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	365	197
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	145	121
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	250	171
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	275	70
Sprint Capital Corp. 8.750%, 3/15/32	235	286
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	725	592
Telesat Canada 144A 6.500%, 10/15/27(1)	180	78
T-Mobile USA, Inc. 5.050%, 7/15/33	151	149
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Communication Services—continued
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	$ 370	$ 294
		4,128

Consumer Discretionary—3.9%
Ashtead Capital, Inc. 144A 2.450%, 8/12/31(1)	570	446
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	215	175
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	215	212
Clarios Global LP
144A 8.500%, 5/15/27(1)	245	246
144A 6.750%, 5/15/28(1)	25	25
eG Global Finance plc 144A 8.500%, 10/30/25(1)	300	289
Ford Motor Co. 3.250%, 2/12/32	120	91
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	201
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	180	158
LKQ Corp. 144A 6.250%, 6/15/33(1)	310	312
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	390	326
MDC Holdings, Inc. 3.966%, 8/6/61	245	144
Newell Brands, Inc. 6.625%, 9/15/29	227	214
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	300	270
Nordstrom, Inc. 4.250%, 8/1/31	300	228
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	290	206
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	12	13
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$ 255	$ 223
		3,779

Consumer Staples—1.7%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	195	194
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	305	286
BAT Capital Corp. 7.750%, 10/19/32	525	575
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	295	274
Pilgrim’s Pride Corp. 6.250%, 7/1/33	300	292
		1,621

Energy—18.8%
Aker BP ASA 144A 2.000%, 7/15/26(1)	390	352
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	460	456
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	270	257
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	255	246
BP Capital Markets plc 4.875% (5)	375	341
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	95	93
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	382	392
CrownRock LP 144A 5.625%, 10/15/25(1)	255	250
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Ecopetrol S.A.
4.625%, 11/2/31	$ 695	$ 525
8.875%, 1/13/33	585	569
Enbridge, Inc. 7.625%, 1/15/83	345	348
Energy Transfer LP Series H 6.500% (5)	355	311
Fermaca Enterprises S de RL de C.V. 144A 6.375%, 3/30/38(1)	1,077	1,033
Genesis Energy LP 8.875%, 4/15/30	795	782
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	235	241
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	290	262
144A 6.000%, 2/1/31(1)	200	178
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	187
KazMunayGas National Co. JSC
144A 4.750%, 4/19/27(1)	315	295
144A 5.375%, 4/24/30(1)	310	280
144A 5.750%, 4/19/47(1)	640	491
144A 6.375%, 10/24/48(1)	200	163
Kinder Morgan, Inc. 7.750%, 1/15/32	380	430
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	201
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	270	261
Mesquite Energy, Inc. 144A 7.250%, 2/15/24(1)(6)	135	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	195	178
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	255	238
Occidental Petroleum Corp. 6.125%, 1/1/31	405	412
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(5)(6)	154	— (7)
	Par Value	Value

Energy—continued
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	$ 210	$ 196
Pertamina Persero PT
144A 2.300%, 2/9/31(1)	1,075	879
RegS 6.450%, 5/30/44(3)	815	840
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(8)	1,820	52
Petroleos Mexicanos
6.500%, 3/13/27	930	802
5.950%, 1/28/31	825	589
6.700%, 2/16/32	935	697
6.500%, 6/2/41	350	214
7.690%, 1/23/50	595	384
6.375%, 1/23/45	1,700	994
6.350%, 2/12/48	520	300
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	555	518
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	760	637
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	625	643
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	250	228
Transocean, Inc.
144A 11.500%, 1/30/27(1)	9	9
144A 8.750%, 2/15/30(1)	225	225
USA Compression Partners LP 6.875%, 4/1/26	205	195
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	245	211
		18,386

Financials—16.6%
Acrisure LLC 144A 7.000%, 11/15/25(1)	655	621
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	591
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	555	531
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	$ 990	$ 913
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	200	185
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	780	618
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(1)	510	498
Banco Santander Chile 144A 3.177%, 10/26/31(1)	150	130
Bancolombia S.A. 4.625%, 12/18/29	300	249
Bank of America Corp.
5.015%, 7/22/33	295	288
2.482%, 9/21/36	395	300
Bank of New York Mellon Corp. (The) 5.834%, 10/25/33	385	405
Barclays plc 7.437%, 11/2/33	420	458
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	700	614
Blackstone Private Credit Fund 2.625%, 12/15/26	200	171
Brighthouse Financial, Inc. 5.625%, 5/15/30	232	218
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	160	138
Brookfield Finance, Inc. 2.724%, 4/15/31	460	379
Capital One Financial Corp. 2.359%, 7/29/32	420	299
Charles Schwab Corp. (The) Series H 4.000% (5)	360	271
Citadel LP 144A 4.875%, 1/15/27(1)	415	400
Citigroup, Inc.
6.270%, 11/17/33	270	288
6.174%, 5/25/34	204	207
	Par Value	Value

Financials—continued
Citizens Bank N.A. 2.250%, 4/28/25	$ 250	$ 227
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	175	104
Corebridge Financial, Inc. 6.875%, 12/15/52	337	315
Discover Financial Services 6.700%, 11/29/32	126	131
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	585	528
Export-Import Bank of Korea 5.125%, 1/11/33	600	626
Fifth Third Bancorp 4.337%, 4/25/33	245	219
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	175	148
6.450%, 5/1/36	135	142
Huntington Bancshares, Inc. 2.550%, 2/4/30	280	223
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	400	308
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(4)	324	199
MDGH-GMTN RSC Ltd. 144A 4.500%, 11/7/28(1)	750	746
MetLife, Inc. Series G 3.850% (5)	220	204
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	370	325
Morgan Stanley
6.342%, 10/18/33	355	380
5.948%, 1/19/38	174	172
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) 8.209%, 4/30/43(4)	220	213
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
OWL Rock Core Income Corp. 4.700%, 2/8/27	$ 259	$ 235
Prudential Financial, Inc.
5.625%, 6/15/43	420	420
6.000%, 9/1/52	47	46
6.750%, 3/1/53	220	220
State Street Corp. 4.821%, 1/26/34	300	293
Synchrony Financial
4.875%, 6/13/25	65	61
3.700%, 8/4/26	93	81
Toronto-Dominion Bank (The) 8.125%, 10/31/82	435	446
Wells Fargo & Co.
5.389%, 4/24/34	145	145
Series BB 3.900%(5)	400	350
		16,279

Health Care—3.9%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	235	190
Amgen, Inc.
5.250%, 3/2/33	140	141
5.650%, 3/2/53	82	82
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	25	16
144A 11.000%, 9/30/28(1)	105	79
144A 14.000%, 10/15/30(1)	20	13
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	270	237
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	170	137
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	370	331
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	245	132
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	335	293
	Par Value	Value

Health Care—continued
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)	$ 305	$ 314
HCA, Inc. 5.500%, 6/1/33	360	359
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(8)	60	5
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	84	84
144A 10.000%, 4/15/27(1)	125	128
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	220	96
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	425	377
5.125%, 5/9/29	280	250
Universal Health Services, Inc. 2.650%, 1/15/32	400	316
Viatris, Inc. 2.700%, 6/22/30	265	213
		3,793

Industrials—4.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	358	344
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	536	495
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	152
Boeing Co. (The)
3.750%, 2/1/50	315	232
5.930%, 5/1/60	160	156
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	388	328
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	5	5
144A 9.500%, 1/1/31(1)	200	209
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	$ 481	$ 394
Deluxe Corp. 144A 8.000%, 6/1/29(1)	130	100
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	265	224
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	440	374
Icahn Enterprises LP 6.250%, 5/15/26	235	206
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	175	160
OT Merger Corp. 144A 7.875%, 10/15/29(1)	85	49
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	371	367
Ritchie Bros. Holdings, Inc. 144A 7.750%, 3/15/31(1)	175	182
Sempra Global 144A 3.250%, 1/15/32(1)	405	327
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	155	142
		4,446

Information Technology—3.6%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	195	175
144A 4.000%, 7/1/29(1)	220	194
Broadcom, Inc. 4.150%, 11/15/30	446	411
CDW LLC 3.569%, 12/1/31	338	282
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	35	32
144A 6.500%, 10/15/28(1)	55	48
Dell International LLC 8.100%, 7/15/36	303	351
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	302	282
	Par Value	Value

Information Technology—continued
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	$ 200	$ 166
Kyndryl Holdings, Inc. 3.150%, 10/15/31	180	133
Leidos, Inc. 2.300%, 2/15/31	475	371
Micron Technology, Inc. 6.750%, 11/1/29	155	162
Oracle Corp.
6.150%, 11/9/29	110	116
3.850%, 4/1/60	185	125
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	585	443
Viasat, Inc. 144A 5.625%, 9/15/25(1)	275	264
		3,555

Materials—4.8%
ArcelorMittal S.A. 6.800%, 11/29/32	375	387
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	455	343
Avient Corp. 144A 7.125%, 8/1/30(1)	50	51
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	370	337
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	295	298
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	340	279
Knife River Holding Co. 144A 7.750%, 5/1/31(1)	40	40
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	260	235
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	60	59
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	405	385
OCP S.A.
144A 5.625%, 4/25/24(1)	1,500	1,490
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
144A 3.750%, 6/23/31(1)	$ 200	$ 164
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	230	206
Teck Resources Ltd. 6.125%, 10/1/35	340	345
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	87	72
		4,691

Real Estate—2.7%
EPR Properties
4.750%, 12/15/26	260	235
3.600%, 11/15/31	95	73
GLP Capital LP
5.750%, 6/1/28	96	93
3.250%, 1/15/32	132	107
Kite Realty Group Trust 4.750%, 9/15/30	400	360
Office Properties Income Trust 4.500%, 2/1/25	690	576
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	285	225
Service Properties Trust 4.500%, 3/15/25	700	654
VICI Properties LP
4.950%, 2/15/30	110	102
5.125%, 5/15/32	185	173
144A 4.625%, 6/15/25(1)	70	67
		2,665

Utilities—4.8%
CMS Energy Corp. 4.750%, 6/1/50	460	404
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	345	349
144A 6.900%, 5/23/53(1)	365	375
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	442
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	$ 640	$ 612
Ferrellgas LP
144A 5.375%, 4/1/26(1)	90	82
144A 5.875%, 4/1/29(1)	90	75
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	400	406
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	320	323
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	950	910
Southern Co. (The) Series 21-A 3.750%, 9/15/51	490	416
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	240	211
Vistra Corp. 144A 8.000% (1)(5)	125	116
		4,721
Total Corporate Bonds and Notes (Identified Cost $76,772)		68,064

Leveraged Loans—12.2%
Aerospace—0.6%
Amentum Government Services Holdings LLC (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(4)	129	119
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.753%, 6/7/28(4)	163	157
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Kestrel Bidco, Inc. (3 month Term SOFR + 3.100%) 8.251%, 12/11/26(4)	$ 150	$ 138
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(4)	208	216
		630

Chemicals—0.3%
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 7.154%, 9/6/24(4)	295	278
Consumer Non-Durables—0.6%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 10.791%, 12/8/28(4)	173	168
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 0.000%, 12/22/26(4)(9)	295	282
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.159%, 8/12/24(4)	227	191
		641

Energy—0.9%
Hamilton Projects Acquiror LLC Tranche B (3 month LIBOR + 4.500%) 9.659%, 6/17/27(4)	172	169
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.910%, 10/18/28(4)	157	154
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.405% - 8.539%, 10/5/28(4)	280	274
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 8.726%, 2/16/28(4)	$ 292	$ 288
		885

Financials—0.3%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 8.404%, 7/31/27(4)	136	123
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 8.264%, 6/15/25(4)	152	148
		271

Food / Tobacco—0.8%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.448%, 5/16/29(4)	145	140
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.248%, 1/24/29(4)	234	214
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.336%, 7/12/29(4)	120	118
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.500%) 8.768%, 9/23/27(4)	150	145
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.659%, 3/31/28(4)	141	133
		750

Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.250%) 8.518%, 3/3/28(4)	137	130
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—0.8%
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 8.154%, 6/30/25(4)	$ 293	$ 290
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.768%, 5/1/28(4)	183	183
Playa Hotels & Resorts Holding B.V. (1 month Term SOFR + 4.250%) 9.316%, 1/5/29(4)	146	146
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(4)	168	166
		785

Health Care—1.9%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.404%, 9/29/28(4)	173	170
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.998%, 10/1/27(4)	148	140
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 9.409%, 8/19/28(4)	114	112
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(4)	302	264
Medline Borrower LP (1 month LIBOR + 3.250%) 8.404%, 10/23/28(4)	304	295
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 8.404%, 3/5/26(4)	320	309
Sotera Health Holdings LLC (3 month Term SOFR + 3.750%) 8.816%, 12/11/26(4)	65	64
	Par Value	Value

Health Care—continued
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.909%, 10/1/26(4)	$ 142	$ 138
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.410%, 11/20/26(4)	188	152
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.904%, 7/2/25(4)	255	242
		1,886

Information Technology—2.1%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.398%, 9/18/26(4)	135	135
Second Lien (3 month Term SOFR + 6.750%) 11.648%, 9/17/27(4)	247	246
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.148%, 7/6/29(4)	70	69
ConnectWise LLC (1 month LIBOR + 3.500%) 8.654%, 9/29/28(4)	83	79
Epicor Software Corp. Tranche C (1 month Term SOFR + 3.364%) 8.518%, 7/30/27(4)	165	160
Finastra USA, Inc. First Lien (2 month LIBOR + 3.500%) 8.655%, 6/13/24(4)	229	218
Indicor LLC (3 month Term SOFR + 4.500%) 9.398%, 11/22/29(4)	195	193
Open Text Corp. (1 month Term SOFR + 3.600%) 8.753%, 1/31/30(4)	145	144
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.518%, 3/10/28(4)	$ 195	$ 186
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 8.154%, 4/24/28(4)	146	141
Sophia LP Tranche B (3 month LIBOR + 3.500%) 8.659%, 10/7/27(4)	175	170
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.870% - 8.026%, 3/3/30(4)	110	109
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.473%, 5/3/27(4)	10	9
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(4)	163	157
		2,016

Manufacturing—0.4%
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.916%, 3/15/30(4)	145	144
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.768%, 10/21/28(4)	221	216
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.944%, 2/23/29(4)	39	39
		399

	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 10.154%, 8/2/27(4)	$ 183	$ 173
Media / Telecom - Diversified Media—0.5%
McGraw-Hill Education, Inc. (1-6 month LIBOR + 4.750%) 9.904% - 9.985%, 7/28/28(4)	171	160
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.004%, 4/11/29(4)	175	156
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.910%, 5/18/25(4)	162	161
		477

Retail—0.6%
EG America LLC (3 month LIBOR + 4.000%) 0.000%, 2/7/25(4)(9)	304	296
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.904%, 3/6/28(4)	130	126
PetsMart LLC (1 month Term SOFR + 3.850%) 9.003%, 2/11/28(4)	127	125
		547

Service—1.2%
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.753%, 12/11/28(4)	155	139
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.410%, 2/6/26(4)	$ 148	$ 147
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(4)	166	165
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.444%, 10/30/26(4)	65	64
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.660%, 1/29/26(4)	78	77
Kuehg Corp. First Lien (3 month LIBOR + 3.750%) 0.000%, 5/23/30(4)(9)	225	214
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.003%, 2/1/28(4)	148	141
PODS LLC (1 month Term SOFR + 3.114%) 8.268%, 3/31/28(4)	161	154
Tmf Group Holdco B.V. Tranche B (3 month LIBOR + 3.750%) 0.000%, 5/5/28(4)(9)	70	69
		1,170

Transportation - Automotive—0.6%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.654%, 12/13/29(4)	239	235
	Par Value	Value

Transportation - Automotive—continued
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.903%, 5/6/30(4)	$ 255	$ 252
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 9.023%, 10/28/27(4)	138	127
		614

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.904%, 8/1/25(4)	160	158
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 10.268%, 2/23/29(4)	87	87
Tranche C (1 month Term SOFR + 5.000%) 10.268%, 2/23/29(4)	9	9
		254
Total Leveraged Loans (Identified Cost $12,214)		11,906
	Shares
Preferred Stocks—2.3%
Financials—1.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	275 (10)	257
MetLife, Inc. Series D, 5.875%	313 (10)	284
Truist Financial Corp. Series Q, 5.100%	315 (10)	277
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Shares	Value
Financials—continued
Zions Bancorp NA, 6.950%	47,150	$ 1,058
		1,876

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(4)	361 (10)	359
Total Preferred Stocks (Identified Cost $2,444)		2,235

Common Stocks—0.1%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(6)(11)	29,850	14
NMG Parent LLC(11)	618	77
		91
Total Common Stocks (Identified Cost $194)		91
Total Long-Term Investments—145.5% (Identified Cost $160,095)		142,279

TOTAL INVESTMENTS—145.5% (Identified Cost $160,095)		$ 142,279(12)
Other assets and liabilities, net—(45.5)%		(44,461)
NET ASSETS—100.0%		$ 97,818

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities amounted to a value of $73,051 or 74.7% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of May 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500 (not in thousands).
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after May 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	All or a portion of securities is segregated as collateral for borrowings.
For information regarding the abbreviations, see thes Key Investment Terms starting on page 7.
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 14,367	$ —	$ 14,367	$—
Corporate Bonds and Notes	68,064	—	68,063	1
Foreign Government Securities	27,420	—	27,420	—
Leveraged Loans	11,906	—	11,906	—
Mortgage-Backed Securities	9,686	—	9,686	—
Municipal Bonds	2,222	—	2,222	—
U.S. Government Securities	6,288	—	6,288	—
Equity Securities:
Preferred Stocks	2,235	1,058	1,177	—
Common Stocks	91	—	77	14
Total Investments	$142,279	$1,058	$141,206	$15
Security held by the Fund with an end of period value of $77 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended
May 31, 2023.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2023
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $160,095)	$ 142,279
Cash	1,189
Receivables
Investment securities sold	223
Dividends and interest	1,612
Prepaid Trustees’ retainer	— (a)
Prepaid expenses and other assets (Note 3)	42
Total assets	145,345
Liabilities
Borrowings (Note 7)	45,400
Payables
Investment securities purchased	1,411
Interest on borrowings (Note 7)	461
Investment advisory fees	116
Trustee deferred compensation plan (Note 3)	35
Professional fees	25
Administration and accounting fees	14
Other accrued expenses	65
Total liabilities	47,527
Net Assets	$ 97,818
Net Assets Consist of:
Capital paid on shares of beneficial interest (no par value, unlimited authorization)	$ 149,325
Total distributable earnings (accumulated losses)	(51,507)
Net Assets	$ 97,818
Common Shares Outstanding	11,313,094
Net Asset Value Per Share(b)	$ 8.65

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2023
($ reported in thousands)
Investment Income
Interest	$ 4,211
Dividends	89
Total investment income	4,300
Expenses
Investment advisory fees	693
Administration and accounting fees	82
Professional fees	33
Printing fees and expenses	31
Trustees’ fees and expenses	13
Transfer agent fees and expenses	6
Custodian fees	3
Miscellaneous expenses	21
Total expenses before interest expense	882
Interest expense on borrowings (Note 7)	1,287
Total expenses after interest expense	2,169
Net investment income (loss)	2,131
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(3,190)
Net change in unrealized appreciation (depreciation) on:
Investments	3,143
Net realized and unrealized gain (loss) on investments	(47)
Net increase (decrease) in net assets resulting from operations	$ 2,084
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 2,131	$ 5,231
Net realized gain (loss)	(3,190)	(6,184)
Net change in unrealized appreciation (depreciation)	3,143	(19,080)
Increase (decrease) in net assets resulting from operations	2,084	(20,033)
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(5,430) (1)	(5,220)
Return of capital	—	(5,641)
Dividends and Distributions to Shareholders	(5,430)	(10,861)
Net increase (decrease) in net assets	(3,346)	(30,894)
Net Assets
Beginning of period	101,164	132,058
End of period	$ 97,818	$101,164

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. See Notes to Financial Statements.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF CASH FLOWS (Unaudited)
SIX MONTHS ENDED May 31, 2023
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ 2,084
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	44,510
(Increase) Decrease in investment securities sold receivable	788
Purchases of long-term investments	(44,053)
Increase (Decrease) in investment securities purchased payable	(359)
Net (purchases) or sales of short-term investments	3,439
Net change in unrealized (appreciation)/depreciation on investments	(3,143)
Net realized (gain)/loss on investments	3,190
Amortization of premium and accretion of discounts on investments	(88)
(Increase) Decrease in dividends and interest receivable	(3)
(Increase) Decrease in prepaid expenses and other assets	(7)
(Increase) Decrease in prepaid Trustees’ retainer	1
Increase (Decrease) in interest payable on borrowings	109
Increase (Decrease) in affiliated expenses payable	4
Increase (Decrease) in non-affiliated expenses payable	41
Cash provided by (used for) operating activities	6,513
Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(5,430)
Cash provided by (used for) financing activities	(5,430)
Net increase (decrease) in cash	1,083
Cash and foreign currency at beginning of period	106
Cash and foreign currency at end of period	$ 1,189
Supplemental cash flow information:
Cash paid during the period for interest expense on borrowings	$ 1,178
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30,
		2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of period	$ 8.94	$ 11.67	$ 12.55	$ 13.16	$ 13.30	$ 17.06
Income (loss) from investment operations:
Net investment income (loss)(1)	0.19	0.46	0.52	0.55	0.58	0.72
Net realized and unrealized gain (loss)	— (2)	(2.23)	(0.32)	0.20	0.79	(2.79)
Payment from affiliate	—	—	—	—	— (2)	—
Total from investment operations	0.19	(1.77)	0.20	0.75	1.37	(2.07)
Dividends and Distributions to Shareholders:
Net investment income	(0.48)	(0.46)	(0.52)	(0.51)	(0.49)	(0.59)
Return of capital	—	(0.50)	(0.56)	(0.85)	(1.02)	(1.10)
Total dividends and distributions to shareholders	(0.48)	(0.96)	(1.08)	(1.36)	(1.51)	(1.69)
Net asset value, end of period	$ 8.65	$ 8.94	$ 11.67	$ 12.55	$ 13.16	$ 13.30
Market value, end of period(3)	$ 7.52	$ 8.12	$ 11.56	$ 11.69	$ 12.54	$ 11.75
Total return, net asset value(4), (5)	2.86%	(14.70)%	1.76%	7.70%	11.82%	(12.24)%
Total return, market value(4), (5)	(1.54)%	(21.78)%	8.22%	5.28%	20.61%	(27.29)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(6), (7)	4.31%	2.76%	2.14%	2.40%	3.13%	2.96%
Ratio of net investment income (loss) to average net assets(6)	4.24%	4.62%	4.28%	4.51%	4.39%	4.86%
Portfolio turnover rate(4)	31%	44%	54%	75%	62%	58%
Net assets, end of period (000’s)	$97,818	$101,164	$132,058	$141,880	$148,730	$150,335
Borrowings, end of period (000’s)	$45,400	$ 45,400	$ 52,500	$ 52,500	$ 57,000	$ 59,000
Asset coverage, per $1,000 principal amount of borrowings(8)	$ 3,155	$ 3,228	$ 3,515	$ 3,702	$ 3,609	$ 3,548

(1)	Calculated using average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Closing Price – New York Stock Exchange.
(4)	Not annualized for periods less than one year.
(5)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(6)	Annualized for periods less than one year.
(7)	Ratio of total expenses, before interest expense on borrowings, was 1.75% for the six months ended May 31, 2023; 1.74%, 1.74%, 1.74%, 1.86% and 1.83% for the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.
(8)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2023
Note 1. Organization
Virtus Global Multi-Sector Income Fund (the “Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed as a statutory trust under the laws of the State of Delaware on August 23, 2011. The Fund commenced operations on February 23, 2012. The Fund’s investment objective is outlined in the Manager’s Discussion of Fund Performance pages.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
C.	Income Taxes
It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
The Fund declares distributions on a monthly basis. Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Fund bifurcates that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
F.	Payment-In-Kind Securities
The Fund may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
The Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
I.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to the Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
J.	Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, and are inclusive of dollar denominated and foreign currency.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.95% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadviser
Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus, is the Fund’s subadviser. The subadviser is responsible for the day-to-day portfolio management of the Fund for which it is paid a fee by the Adviser.
C.	Administration Services
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the six months ended May 31, 2023, the Fund incurred administration fees totaling $73 which are included in the Statement of Operations within the line item “Administration and accounting fees.”
D.	Trustees’ Fees
For the six months ended May 31, 2023, the Fund incurred Trustees’ fees totaling $12, which are included in the Statement of Operations within the line item “Trustees’ fees and expenses.”
E.	Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended May 31, 2023, the Fund did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
F.	Trustees Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Trustees who receive compensation from the Fund. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Prepaid expenses and other assets” in the Statement of Assets and Liabilities at May 31, 2023.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, and short-term securities) during the six months ended May 31, 2023, were as follows:
Purchases	Sales
$33,762	$35,587
Purchases and sales of long-term U.S. government and agency securities during the six months ended May 31, 2023, were as follows:
Purchases	Sales
$10,291	$8,923

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
Note 5. Federal Income Tax Information
($ reported in thousands)
At May 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$160,208	$515	$(18,444)	$(17,929)
The Fund has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended November 30, 2022, the Fund’s capital loss carryovers are as follows:

Short-Term	Long-Term
$9,085	$17,364
Note 6. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of the Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of the Fund’s assets. The securities of the Fund may be deemed to have a zero value. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
Note 7. Borrowings
($ reported in thousands)
The Fund has a Credit Agreement (the “Agreement”), with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to $55,000 (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at SOFR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees accrued for the six months ended May 31, 2023 were $23 and are included in the “Interest expense on borrowings” line of the Statement of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.
For the six months ended May 31, 2023, the average daily borrowings under the Agreement and the weighted daily average interest rate were $45,400 and 5.51%, respectively.
At May 31, 2023, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$45,400	6.01%
Note 8.  Indemnifications
Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of

GLOBAL MULTI-SECTOR INCOME  FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 9. Capital Transactions
At May 31, 2023, the Fund has one class of common stock with no par value of which unlimited shares are authorized and 11,313,094 shares are outstanding.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At May 31, 2023, the Fund did not hold any securities that were restricted.
Note 11. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser, the subadviser, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Fund and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Global Multi-Sector Income Fund
Results of Annual Meeting of Shareholders (Unaudited)
The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 22, 2023. The meeting was held for purposes of electing four (4) nominees to the Board of Trustees. The results were as follows:
Election of Trustees	Votes For	Votes Withheld
Donald C. Burke	9,014,101.971	480,381.000
Sarah E. Cogan	9,090,449.971	404,033.000
Sidney E. Harris	9,029,214.971	465,268.000
John R. Mallin	9,011,111.971	483,371.000
Based on the foregoing, Messrs. Burke, Harris and Mallin and Ms. Cogan were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward*, Deborah A. DeCotis, F. Ford Drummond, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino.
*Interested Trustee

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VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
101 Munson Street
Greenfield, MA 01301-9668
Board of Trustees
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chair
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Global Multi-Sector Income Fund
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8527	07-23

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward

George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 8/4/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward

George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 8/4/23

By (Signature and Title)* /s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/4/23

* Print the name and title of each signing officer under his or her signature.